10A. Land use right, net	12 Months Ended
Dec. 31, 2015
ZHEJIANG JIAHUAN
Land use right, net
	2015	2014
	RMB’000	RMB’000

Land use right	7,987	7,987
Less: Accumulated amortisation	(1,536)	(1,373)

	6,451	6,614

	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Amortisation expense	163	163	163

Land use right with a carrying amount of approximately RMB6,451,000 and RMB6,614,000 as of December 31, 2015  and 2014 was pledged, along with the buildings discussed above, to secure the Company’s short-term bank loans.

ZHEJIANG TIANLAN
Land use right, net
	2015	2014
	RMB’000	RMB’000

Land use right	7,361	7,361
Less: Accumulated amortisation	(1,465)	(1,316)

	5,896	6,045

	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Amortisation expense	149	149	141